Note 5 - Loans, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Loans, gross	$ 3,645,681		$ 2,979,880	$ 2,803,150
Allowance for credit losses	(2,697)		(1,904)	(1,699)
Accrued interest	18,688		14,702	12,670
Total loans, net of allowance for credit losses	3,661,672		2,992,678	2,814,121
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Loans, gross	2,776,126		2,220,894	1,998,993
Allowance for credit losses	(646)	$ (627)	(545)	(528)	$ (419)	$ (275)
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Loans, gross	810,630		710,369	755,042
Allowance for credit losses	(1,906)	(1,767)	(1,287)	(1,096)	(1,049)	(1,114)
Commercial real estate loans [member]
Statement Line Items [Line Items]
Loans, gross	9,298		13,165	13,510
Allowance for credit losses	(50)	(59)	(54)	(49)	(40)	(45)
Public sector and other financing [member]
Statement Line Items [Line Items]
Loans, gross	49,627		35,452	35,605
Allowance for credit losses	$ (95)	$ (73)	$ (18)	$ (26)	$ (25)	$ (19)